Loan Delinquency and Non-Accrual Loans (Parenthetical) (Detail) - Maximum	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of days past due up to which loans considered current	30 days	30 days
Number of past days less than to which Crop Related Agricultural loans are not considered as impaired	366 days	366 days